INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories

Inventories are summarized as follows:

	December 31,
	2012	2013
	RMB	RMB	US$

New motor vehicles	380,705	339,772	56,126
Spare parts and accessories	52,017	77,752	12,844

	432,722	417,524	68,970

No inventory obsolescence provision was recognized as of December 31, 2012 and 2013.